Share based compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Common shares issued
Deferred share base compensation	$ 114,000	$ 190,000	$ 369,000	$ 200,000
Share Based Compensation [Member]
Common shares issued	250,000		250,000
Option forfeited	38,000		32,500
Option returned	38,000		1,300,000
Common share issuable	200,000		195,000
Common shares issueds	$ 167,000		$ 167,500
Common shares issued to grant	200,000		195,000
Aggregate intrinsic value			$ 0	$ 1,000
Deferred share base compensation	$ 1,400,000		$ 1,600,000
Remaining weighted average vesting periods	2 years 1 month 6 days		1 year 8 months 12 days
Board of Directors [Member]
Options shares	83,000
Designated shares	7,000		7,500